Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Trade receivables	R$ 505,190	R$ 501,498
Related Parties	46,824	22,791
Impairment losses on trade receivables	(46,500)	(32,055)	R$ (22,524)	R$ (19,397)
Total	R$ 505,514	R$ 492,234